BORROWINGS FROM OTHER FINANCIAL INSTITUTIONS	12 Months Ended
Dec. 31, 2020
BORROWINGS FROM OTHER FINANCIAL INSTITUTIONS
BORROWINGS FROM OTHER FINANCIAL INSTITUTIONS

NOTE 17. BORROWINGS FROM OTHER FINANCIAL INSTITUTIONS

As of December 31, 2020 and 2019, the composition of the borrowings from other financial institutions measured at amortized cost is the following:

Borrowings from other financial institutions	December 31, 2020	December 31, 2019
In millions of COP
Obligations granted by domestic banks	6,001,619	4,758,772
Obligations granted by foreign banks(1)	5,200,507	9,200,571
Total	11,202,126	13,959,343
(1)

As of December 31, 2019, the Bank has recognized a financial liability with BAM Financial Corporation (BFC) amounting to USD 290,4 millions, due to its obligation to pay cash in future to purchase the non-controlling shares of Grupo Agromercantil Holding (GAH). On February 2020, BFC notified its decision to exercise this put option for sale ownership interest on GAH. The purchase of 40% of the common stock of GAH from BFC, was completed on September 29, 2020 and the price was for USD 289 millions. See note 1 Reporting entity.

Obligations granted by domestic banks

As of December 31, 2020

	Rate	Rate
Financial entity	Maximum(1)	Minimum(1)	December 31, 2020
In millions of COP
Financiera de desarrollo territorial (Findeter)	7.32%	0.02%	2,561,051
Banco de comercio exterior de Colombia (Bancoldex)(2)	7.85%	0.44%	1,460,412
Fondo para el financiamiento del sector agropecuario (Finagro)(2)	6.44%	0.10%	1,050,552
Other private financial entities	6.83%	3.35%	929,604
Total			6,001,619
(1)

As of December, 31 2020 and 2019, Colombian Central Bank’s benchmark interest rate stood at 1.75%, and 4.25% respectively The decrease in this rate had an impact on the of Bank’s financial obligations interest rates during 2020.

(2)	The increase corresponds to new lines of credit to address the global COVID-19 pandemic.

As of December 31, 2019

	Rate	Rate
Financial entity	Maximum	Minimum	December 31, 2019
In millions of COP
Financiera de desarrollo territorial (Findeter)	10.02%	0.21%	2,527,879
Banco de comercio exterior de Colombia (Bancoldex)	16.66%	2.13%	846,874
Fondo para el financiamiento del sector agropecuario (Finagro)	14.40%	0.63%	578,665
Other private financial entities	8.51%	6.08%	805,354
Total			4,758,772

The maturities of financial obligations with domestic banks as of December 31, 2020 and 2019, are the following:

Domestic	December 31, 2020	December 31, 2019
In millions of COP
Amount expected to be settled:
More than twelve months after the reporting period	5,387,563	4,411,393
No more than twelve months after the reporting period	614,056	347,379
Total	6,001,619	4,758,772

Obligations granted by foreign banks

As of December 31, 2020

Financial entity	Rate Maximum	Rate Minimum	December 31, 2020
In millions of COP
Financing with correspondent banks(1)	4.81%	0.49%	4,825,811
Banco Interamericano de Desarrollo (BID)	3.25%	2.58%	231,563
Banco Latinoamericano de Comercio Exterior (Bladex)	4.75%	4.60%	138,116
Corporación Andina de Fomento (CAF)	2.58%	2.52%	5,017
Total			5,200,507
(1)	The increase corresponds to new lines of credit to address the global COVID-19 pandemic.

As of December 31, 2019

Financial entity	Rate Maximum	Rate Minimum	December 31, 2019
In millions of COP
Financing with correspondent banks	4.81%	2.05%	8,340,378
Banco Latinoamericano de Comercio Exterior (Bladex)	4.75%	2.71%	457,228
Corporación Andina de Fomento (CAF)	4.33%	2.29%	333,095
Banco Interamericano de Desarrollo (BID)	4.91%	3.28%	69,870
Total			9,200,571

The maturities of the financial obligations with foreign entities as of December 31, 2020 and 2019 are the following:

Foreign	December 31, 2020	December 31, 2019
In millions of COP
Amount expected to be settled:
No more than twelve months after the reporting period	3,084,730	6,286,622
More than twelve months after the reporting period	2,115,777	2,913,949
Total	5,200,507	9,200,571

As of December 31, 2020 and 2019, there were some financial covenants mainly regarding capital adequacy ratios, past due loans and allowances linked to some of the aforementioned outstanding credit facilities,  at the end of the year, all of this requirements were met.